OTHER INTANGIBLE ASSETS, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 92,445	$ 105,086	$ 118,681